SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Inventories
Raw materials	$ 196.3	$ 184.5
Work-in-progress	149.0	139.2
Finished goods	148.8	149.6
Inventories, net	$ 494.1	$ 473.3
Accounts Receivable | Customer concentration risk
Accounts Receivable
Concentration risk percentage	10.00%	10.00%
Accounts Receivable | Customer concentration risk | Ten largest customers
Accounts Receivable
Concentration risk percentage	14.00%
Net sales | Customer concentration risk
Accounts Receivable
Concentration risk percentage	10.00%	10.00%
Net sales | Customer concentration risk | Ten largest customers
Accounts Receivable
Concentration risk percentage	12.00%